UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity®

Trend

Fund

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Actual	$ 1,000.00	$ 1,018.00	$ 4.15
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.68	$ 4.16

* Expenses are equal to the Fund's annualized expense ratio of .83%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.3	3.6
Exxon Mobil Corp.	3.2	2.6
Bank of America Corp.	2.2	2.0
Johnson & Johnson	2.2	1.9
Altria Group, Inc.	1.8	1.8
AT&T, Inc.	1.7	0.8
American International Group, Inc.	1.7	2.6
JPMorgan Chase & Co.	1.6	1.1
Wells Fargo & Co.	1.6	1.0
Microsoft Corp.	1.5	2.3
	20.8
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.3	19.7
Information Technology	15.2	17.5
Health Care	13.3	16.4
Industrials	11.1	11.5
Consumer Discretionary	9.2	11.0
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *		As of December 31, 2005 **
	Stocks 94.0%		Stocks 99.4%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 0.1%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 5.8%		Short-Term Investments and Net Other Assets 0.6%
* Foreign investments	8.5%	** Foreign investments	8.8%

Semiannual Report

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.3%
General Motors Corp.	38,400	$ 1,144
Toyota Motor Corp.	22,400	1,171
		2,315
Hotels, Restaurants & Leisure - 1.3%
International Game Technology	89,500	3,396
Kerzner International Ltd. (a)	26,300	2,085
Starwood Hotels & Resorts Worldwide, Inc.	67,100	4,049
Vail Resorts, Inc. (a)	54,100	2,007
		11,537
Household Durables - 0.3%
Garmin Ltd.	17,100	1,803
Sony Corp. sponsored ADR	25,900	1,141
		2,944
Media - 2.6%
Grupo Televisa SA de CV (CPO) sponsored ADR	58,500	1,130
Live Nation, Inc. (a)	46,000	937
News Corp.:
Class A	182,064	3,492
Class B	286,000	5,771
NTL, Inc.	38,250	952
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	40,400	403
The Walt Disney Co.	170,500	5,115
Univision Communications, Inc. Class A (a)(d)	144,200	4,831
		22,631
Multiline Retail - 1.8%
Federated Department Stores, Inc.	206,800	7,569
JCPenney Co., Inc.	57,100	3,855
Marks & Spencer Group PLC	120,800	1,312
Nordstrom, Inc.	25,300	923
Sears Holdings Corp. (a)	13,500	2,090
		15,749
Specialty Retail - 2.4%
AnnTaylor Stores Corp. (a)	33,841	1,468
Best Buy Co., Inc.	56,600	3,104
Circuit City Stores, Inc.	126,500	3,443
Home Depot, Inc.	114,000	4,080
J. Crew Group, Inc.	34,700	953
Lowe's Companies, Inc. (d)	17,900	1,086
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
OfficeMax, Inc.	51,200	$ 2,086
Staples, Inc.	99,900	2,430
Too, Inc. (a)	43,500	1,670
		20,320
Textiles, Apparel & Luxury Goods - 0.5%
Polo Ralph Lauren Corp. Class A	64,500	3,541
Valentino Fashion Group Spa	17,300	503
		4,044
TOTAL CONSUMER DISCRETIONARY		79,540
CONSUMER STAPLES - 8.9%
Beverages - 1.7%
PepsiCo, Inc.	203,670	12,228
Pernod Ricard SA	13,941	2,764
		14,992
Food & Staples Retailing - 2.7%
CVS Corp.	163,600	5,023
Kroger Co.	177,000	3,869
Safeway, Inc.	142,111	3,695
Wal-Mart Stores, Inc.	98,300	4,735
Walgreen Co.	140,200	6,287
		23,609
Food Products - 0.2%
Lindt & Spruengli AG (participation certificate)	808	1,599
Household Products - 2.0%
Colgate-Palmolive Co.	122,500	7,338
Procter & Gamble Co. (d)	177,355	9,861
		17,199
Personal Products - 0.5%
Avon Products, Inc.	101,600	3,150
L'Oreal SA	10,000	945
		4,095
Tobacco - 1.8%
Altria Group, Inc.	214,200	15,729
TOTAL CONSUMER STAPLES		77,223
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 8.8%
Energy Equipment & Services - 2.4%
Diamond Offshore Drilling, Inc.	10,500	$ 881
GlobalSantaFe Corp.	13,000	751
Halliburton Co.	85,700	6,360
National Oilwell Varco, Inc. (a)	78,862	4,994
Schlumberger Ltd. (NY Shares)	123,600	8,048
		21,034
Oil, Gas & Consumable Fuels - 6.4%
ConocoPhillips	51,236	3,357
CONSOL Energy, Inc.	42,600	1,990
Exxon Mobil Corp.	451,930	27,726
Occidental Petroleum Corp.	96,100	9,855
Quicksilver Resources, Inc. (a)	54,000	1,988
Total SA sponsored ADR	28,700	1,880
Ultra Petroleum Corp. (a)	60,300	3,574
Valero Energy Corp.	75,800	5,042
		55,412
TOTAL ENERGY		76,446
FINANCIALS - 20.3%
Capital Markets - 2.8%
Daiwa Securities Group, Inc.	203,000	2,420
E*TRADE Financial Corp. (a)	124,500	2,841
Goldman Sachs Group, Inc.	17,400	2,617
KKR Private Equity Investors, L.P. Restricted Depositary Units (e)	102,100	2,272
Merrill Lynch & Co., Inc.	115,800	8,055
Nomura Holdings, Inc.	57,200	1,075
State Street Corp.	89,900	5,222
		24,502
Commercial Banks - 2.9%
Mizuho Financial Group, Inc.	239	2,024
PNC Financial Services Group, Inc.	20,600	1,446
Standard Chartered PLC (United Kingdom)	102,734	2,508
Sumitomo Mitsui Financial Group, Inc.	301	3,183
U.S. Bancorp, Delaware	76,200	2,353
Wells Fargo & Co.	202,700	13,597
		25,111
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - 1.3%
American Express Co.	147,300	$ 7,839
Capital One Financial Corp. (d)	42,500	3,632
		11,471
Diversified Financial Services - 5.7%
African Bank Investments Ltd.	219,324	856
Bank of America Corp.	405,222	19,491
Citigroup, Inc.	239,977	11,576
FirstRand Ltd.	208,400	491
IntercontinentalExchange, Inc.	52,600	3,048
JPMorgan Chase & Co.	334,788	14,061
		49,523
Insurance - 4.7%
ACE Ltd.	120,900	6,116
AMBAC Financial Group, Inc.	26,000	2,109
American International Group, Inc.	241,962	14,288
Hartford Financial Services Group, Inc.	64,600	5,465
Lincoln National Corp.	68,300	3,855
MetLife, Inc.	67,400	3,452
Prudential Financial, Inc.	70,000	5,439
		40,724
Real Estate Investment Trusts - 0.9%
Equity Residential (SBI)	100,300	4,486
Vornado Realty Trust	31,400	3,063
		7,549
Real Estate Management & Development - 0.0%
Capital & Regional PLC	1,110	21
Thrifts & Mortgage Finance - 2.0%
Freddie Mac	101,600	5,792
Golden West Financial Corp., Delaware	129,800	9,631
Washington Mutual, Inc. (d)	41,600	1,896
		17,319
TOTAL FINANCIALS		176,220
HEALTH CARE - 13.3%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (a)	8,900	321
Alnylam Pharmaceuticals, Inc. (a)	28,700	433
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc. (a)	36,400	$ 2,374
Biogen Idec, Inc. (a)	86,400	4,003
Celgene Corp. (a)	15,400	730
Genentech, Inc. (a)	86,100	7,043
Gilead Sciences, Inc. (a)	52,400	3,100
Myogen, Inc. (a)	42,300	1,227
Vertex Pharmaceuticals, Inc. (a)	43,600	1,601
		20,832
Health Care Equipment & Supplies - 3.1%
Advanced Medical Optics, Inc. (a)	68,100	3,453
ArthroCare Corp. (a)	45,800	1,924
Aspect Medical Systems, Inc. (a)	71,100	1,240
Baxter International, Inc.	118,900	4,371
Becton, Dickinson & Co.	86,700	5,300
C.R. Bard, Inc.	68,900	5,048
Conor Medsystems, Inc. (a)	98,555	2,719
Greatbatch, Inc. (a)	101,600	2,398
Inverness Medical Innovations, Inc. (a)	6,900	195
		26,648
Health Care Providers & Services - 1.1%
Humana, Inc. (a)	64,800	3,480
UnitedHealth Group, Inc.	146,600	6,565
Visicu, Inc.	1,200	21
		10,066
Health Care Technology - 0.4%
Emdeon Corp. (a)	136,200	1,690
WebMD Health Corp. Class A (d)	34,900	1,651
		3,341
Life Sciences Tools & Services - 0.3%
Millipore Corp. (a)	38,900	2,450
Pharmaceuticals - 6.0%
Allergan, Inc.	70,000	7,508
Elan Corp. PLC sponsored ADR (a)	111,600	1,864
Eli Lilly & Co.	20,900	1,155
Johnson & Johnson	314,500	18,845
Merck & Co., Inc.	151,300	5,512
New River Pharmaceuticals, Inc. (a)	25,100	715
Novartis AG sponsored ADR	31,000	1,672
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	267,895	$ 6,287
Wyeth	193,400	8,589
		52,147
TOTAL HEALTH CARE		115,484
INDUSTRIALS - 11.0%
Aerospace & Defense - 3.5%
DRS Technologies, Inc.	37,300	1,818
EADS NV	56,622	1,627
Goodrich Corp.	60,900	2,454
Hexcel Corp. (a)	130,700	2,053
Honeywell International, Inc.	169,900	6,847
Ionatron, Inc. (a)(d)	94,700	601
L-3 Communications Holdings, Inc.	18,300	1,380
Precision Castparts Corp.	19,200	1,147
Raytheon Co.	71,100	3,169
Rolls-Royce Group PLC	188,700	1,445
United Technologies Corp.	124,800	7,915
		30,456
Air Freight & Logistics - 0.8%
FedEx Corp.	48,600	5,679
UTI Worldwide, Inc.	33,600	848
		6,527
Airlines - 0.3%
AMR Corp. (a)	49,700	1,263
UAL Corp. (a)	51,400	1,594
		2,857
Commercial Services & Supplies - 0.7%
Kenexa Corp.	20,500	653
Robert Half International, Inc.	85,200	3,578
Services Acquisition Corp. International (a)(d)	159,000	1,574
		5,805
Construction & Engineering - 0.3%
Fluor Corp.	26,000	2,416
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	44,600	4,144
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 4.0%
3M Co.	38,000	$ 3,069
General Electric Co.	871,100	28,713
Smiths Group PLC	98,700	1,627
Textron, Inc.	15,200	1,401
		34,810
Machinery - 0.2%
Caterpillar, Inc.	21,000	1,564
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	16,000	1,268
Norfolk Southern Corp.	45,800	2,437
		3,705
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	12,500	863
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	64,200	2,045
TOTAL INDUSTRIALS		95,192
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 3.9%
CIENA Corp. (a)	516,700	2,485
Cisco Systems, Inc. (a)	346,800	6,773
Comverse Technology, Inc. (a)	63,900	1,263
Corning, Inc. (a)	106,600	2,579
Harris Corp.	78,700	3,267
Juniper Networks, Inc. (a)	50,500	807
Lucent Technologies, Inc. (a)	487,000	1,179
Motorola, Inc.	383,000	7,717
Nokia Corp. sponsored ADR	85,500	1,732
Nortel Networks Corp. (a)	213,200	477
QUALCOMM, Inc.	142,200	5,698
		33,977
Computers & Peripherals - 2.5%
Apple Computer, Inc. (a)	44,600	2,548
Concurrent Computer Corp. (a)	432,000	1,128
EMC Corp. (a)	80,900	887
Hewlett-Packard Co.	352,300	11,161
International Business Machines Corp.	38,600	2,965
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Network Appliance, Inc. (a)	48,200	$ 1,701
Sun Microsystems, Inc. (a)	429,200	1,781
		22,171
Electronic Equipment & Instruments - 0.3%
Amphenol Corp. Class A	43,500	2,434
Internet Software & Services - 1.5%
eBay, Inc. (a)	115,100	3,371
Google, Inc. Class A (sub. vtg.) (a)	22,000	9,225
Yahoo!, Inc. (a)	16,200	535
		13,131
IT Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	45,700	3,079
First Data Corp.	134,400	6,053
NCI, Inc. Class A	143,900	1,885
SI International, Inc. (a)	109,500	3,357
SRA International, Inc. Class A (a)	87,700	2,335
		16,709
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	89,100	2,864
Applied Materials, Inc.	37,800	615
Applied Micro Circuits Corp. (a)	207,395	566
Broadcom Corp. Class A (a)	14,200	427
FormFactor, Inc. (a)	60,600	2,705
Freescale Semiconductor, Inc. Class A (a)	50,700	1,470
Intel Corp.	268,400	5,086
Linear Technology Corp.	56,600	1,896
Marvell Technology Group Ltd. (a)	64,500	2,859
National Semiconductor Corp.	55,500	1,324
Texas Instruments, Inc.	49,600	1,502
		21,314
Software - 2.5%
BEA Systems, Inc. (a)	19,600	257
Citrix Systems, Inc. (a)	38,900	1,561
Mercury Interactive Corp. (a)	63,100	2,207
Microsoft Corp.	543,900	12,673
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	189,500	$ 2,746
Red Hat, Inc. (a)	81,300	1,902
		21,346
TOTAL INFORMATION TECHNOLOGY		131,082
MATERIALS - 1.6%
Chemicals - 1.1%
FMC Corp.	17,000	1,095
Monsanto Co.	47,600	4,007
Praxair, Inc.	73,500	3,969
		9,071
Metals & Mining - 0.5%
Apex Silver Mines Ltd. (a)	42,300	637
Carpenter Technology Corp.	21,200	2,449
Titanium Metals Corp. (a)	38,156	1,312
		4,398
TOTAL MATERIALS		13,469
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	523,300	14,595
Qwest Communications International, Inc. (a)	667,700	5,402
Verizon Communications, Inc.	363,400	12,170
		32,167
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (a)	86,100	2,974
Sprint Nextel Corp.	130,318	2,605
		5,579
TOTAL TELECOMMUNICATION SERVICES		37,746
UTILITIES - 1.4%
Electric Utilities - 0.8%
E.ON AG sponsored ADR	65,900	2,527
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Entergy Corp.	23,900	$ 1,691
Exelon Corp.	48,700	2,768
		6,986
Independent Power Producers & Energy Traders - 0.6%
NRG Energy, Inc. (a)	17,400	838
TXU Corp.	70,300	4,203
		5,041
TOTAL UTILITIES		12,027
TOTAL COMMON STOCKS (Cost $703,301)		814,429
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(e) (Cost $336)	62,000	0
Corporate Bonds - 0.2%
	Principal Amount (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
CIENA Corp. 0.25% 5/1/13	$ 680	676
Nonconvertible Bonds - 0.1%
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 7.9% 12/15/09 (f)	2,560	739
Northwest Airlines, Inc. 7.875% 3/15/08 (f)	730	367
		1,106
TOTAL CORPORATE BONDS (Cost $1,734)		1,782
Money Market Funds - 7.9%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.11% (b)	57,482,393	$ 57,482
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	10,885,252	10,885
TOTAL MONEY MARKET FUNDS (Cost $68,367)		68,367
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $773,738)		884,578
NET OTHER ASSETS - (2.1)%		(18,460)
NET ASSETS - 100%		$ 866,118
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,272,000 or 0.3% of net assets.

(f) Non-income producing - Issuer is in default.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
GeneProt, Inc. Series A	7/7/00	$ 336
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06	$ 2,553
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 408
Fidelity Securities Lending Cash Central Fund	126
Total	$ 534
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $106,077,000 of which $15,870,000 and $90,207,000 will expire on December 31, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2006 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,618) - See accompanying schedule: Unaffiliated issuers (cost $705,371)	$ 816,211
Affiliated Central Funds (cost $68,367)	68,367
Total Investments (cost $773,738)		$ 884,578
Receivable for investments sold		1,945
Receivable for fund shares sold		135
Dividends receivable		886
Interest receivable		218
Prepaid expenses		2
Other receivables		59
Total assets		887,823

Liabilities
Payable to custodian bank	$ 13
Payable for investments purchased	9,454
Payable for fund shares redeemed	709
Accrued management fee	394
Other affiliated payables	185
Other payables and accrued expenses	65
Collateral on securities loaned, at value	10,885
Total liabilities		21,705

Net Assets		$ 866,118
Net Assets consist of:
Paid in capital		$ 851,379
Undistributed net investment income		3,466
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(99,569)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		110,842
Net Assets, for 14,870.4 shares outstanding		$ 866,118
Net Asset Value, offering price and redemption price per share ($866,118 ÷ 14,870.4 shares)		$ 58.24

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands	June 30, 2006 (Unaudited)
Investment Income
Dividends		$ 6,767
Income from affiliated Central Funds		534
Total income		7,301

Expenses
Management fee Basic fee	$ 2,529
Performance adjustment	133
Transfer agent fees	793
Accounting and security lending fees	147
Independent trustees' compensation	2
Appreciation in deferred trustee compensation account	1
Custodian fees and expenses	18
Registration fees	19
Audit	29
Legal	7
Miscellaneous	36
Total expenses before reductions	3,714
Expense reductions	(53)	3,661
Net investment income (loss)		3,640
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,446
Foreign currency transactions	15
Total net realized gain (loss)		12,461
Change in net unrealized appreciation (depreciation) on: Investment securities	16
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		18
Net gain (loss)		12,479
Net increase (decrease) in net assets resulting from operations		$ 16,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,640	$ 6,306
Net realized gain (loss)	12,461	52,691
Change in net unrealized appreciation (depreciation)	18	1,948
Net increase (decrease) in net assets resulting from operations	16,119	60,945
Distributions to shareholders from net investment income	(153)	(6,479)
Share transactions Proceeds from sales of shares	25,817	28,894
Reinvestment of distributions	133	5,610
Cost of shares redeemed	(49,433)	(98,340)
Net increase (decrease) in net assets resulting from share transactions	(23,483)	(63,836)
Total increase (decrease) in net assets	(7,517)	(9,370)

Net Assets
Beginning of period	873,635	883,005
End of period (including undistributed net investment income of $3,466 and distributions in excess of net investment income of $21, respectively)	$ 866,118	$ 873,635
Other Information Shares
Sold	435	540
Issued in reinvestment of distributions	2	97
Redeemed	(836)	(1,822)
Net increase (decrease)	(399)	(1,185)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 57.22	$ 53.66	$ 48.98	$ 38.64	$ 49.04	$ 56.42
Income from Investment Operations
Net investment income (loss) D	.24	.40	.52 E	.34	.15	.19
Net realized and unrealized gain (loss)	.79	3.59	4.70	10.34	(10.39)	(7.14)
Total from investment operations	1.03	3.99	5.22	10.68	(10.24)	(6.95)
Distributions from net investment income	(.01)	(.43)	(.54)	(.34)	(.16)	(.23)
Distributions from net realized gain	-	-	-	-	-	(.20)
Total distributions	(.01)	(.43)	(.54)	(.34)	(.16)	(.43)
Net asset value, end of period	$ 58.24	$ 57.22	$ 53.66	$ 48.98	$ 38.64	$ 49.04
Total Return B, C	1.80%	7.42%	10.66%	27.65%	(20.89)%	(12.37)%
Ratios to Average Net Assets F
Expenses before reductions	.83% A	.83%	.84%	.82%	1.05%	.78%
Expenses net of fee waivers, if any	.83% A	.83%	.84%	.82%	1.05%	.78%
Expenses net of all reductions	.82% A	.80%	.82%	.79%	1.01%	.74%
Net investment income (loss)	.81% A	.73%	1.04%	.79%	.34%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 866	$ 874	$ 883	$ 867	$ 729	$ 1,005
Portfolio turnover rate	77% A	64%	59%	80%	79%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.16 per share.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Trend Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Prior to July 1, 2006 deferred amounts were treated as though equivalent dollar amounts had been invested in a cross-section of other Fidelity funds, and were marked-to-market. Effective July 1, 2006, deferred amounts will be directly invested in a cross-section of Fidelity funds. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 136,115
Unrealized depreciation	(27,311)
Net unrealized appreciation (depreciation)	$ 108,804
Cost for federal income tax purposes	$ 775,774

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $336,825 and $400,937, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $126.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $46 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $7.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	450,709,926.54	94.716
Withheld	25,146,084.18	5.284
TOTAL	475,856,010.72	100.000
Albert R. Gamper, Jr.
Affirmative	448,893,130.89	94.334
Withheld	26,962,879.83	5.666
TOTAL	475,856,010.72	100.000
Robert M. Gates
Affirmative	449,535,173.06	94.469
Withheld	26,320,837.66	5.531
TOTAL	475,856,010.72	100.000
George H. Heilmeier
Affirmative	449,454,065.78	94.452
Withheld	26,401,944.94	5.548
TOTAL	475,856,010.72	100.000
Abigail P. Johnson
Affirmative	447,096,782.06	93.956
Withheld	28,759,228.66	6.044
TOTAL	475,856,010.72	100.000
Edward C. Johnson 3d
Affirmative	448,682,230.09	94.289
Withheld	27,173,780.63	5.711
TOTAL	475,856,010.72	100.000
Stephen P. Jonas
Affirmative	449,055,879.25	94.368
Withheld	26,800,131.47	5.632
TOTAL	475,856,010.72	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	450,246,527.45	94.618
Withheld	25,609,483.27	5.382
TOTAL	475,856,010.72	100.000
Ned C. Lautenbach
Affirmative	449,854,359.42	94.536
Withheld	26,001,651.30	5.464
TOTAL	475,856,010.72	100.000
William O. McCoy
Affirmative	449,189,696.47	94.396
Withheld	26,666,314.25	5.604
TOTAL	475,856,010.72	100.000
Robert L. Reynolds
Affirmative	449,002,422.78	94.357
Withheld	26,853,587.94	5.643
TOTAL	475,856,010.72	100.000
Cornelia M. Small
Affirmative	450,150,780.33	94.598
Withheld	25,705,230.39	5.402
TOTAL	475,856,010.72	100.000
William S. Stavropoulos
Affirmative	449,068,314.89	94.371
Withheld	26,787,695.83	5.629
TOTAL	475,856,010.72	100.000
Kenneth L. Wolfe
Affirmative	448,618,166.69	94.276
Withheld	27,237,844.03	5.724
TOTAL	475,856,010.72	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Trend Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

TRE-USAN-0806
1.787792.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Trend Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 17, 2006